LOANS AND SERVICING	12 Months Ended
Dec. 31, 2011
LOANS AND SERVICING
LOANS AND SERVICING

6.      LOANS AND SERVICING

Loans

A summary of loans is as follows:

	December 31,
	2011	2010
	(In thousands)
Residential loans:
One-to-four family	$62,613	$70,685
Home equity loans and lines of credit	17,118	17,305
Total residential mortgage loans	79,731	87,990

Commercial loans:
One-to-four family investment property	10,816	11,892
Multi-family real estate	13,037	14,121
Commercial real estate	25,399	27,688
Commercial business	10,137	12,475
Total commercial loans	59,389	66,176

Construction loans:
One-to-four family	11,941	16,725
Multi-family	10,656	7,730
Non-residential	629	733
Total construction loans	23,226	25,188

Consumer	451	726

Total loans	162,797	180,080

Other items:
Net deferred loan costs	147	95
Allowance for loan losses	(1,824)	(1,651)

Total loans, net	$161,120	$178,524

An analysis of the allowance for loan losses follows:

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Balance at beginning of period	$1,651	$1,594
Provision for loan losses	949	188
Recoveries	12	12
Charge-offs	(788)	(143)

Balance at end of period	$1,824	$1,651

Further information pertaining to the allowance for loan losses at and for the year ended December 31, 2011 follows:

	Residential		Commercial				Construction
	One-to-four family	Home equity loans and lines of credit	One-to-four family investment property	Multi-family real estate	Commercial real estate	Commercial business	One-to-four family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Beginning Balance	$233	$320	$60	$106	$431	$304	$93	$83	$6	$15	$1,651
Charge-offs	-	(741)	-	-	(10)	(3)	-	-	-	(34)	(788)
Recoveries	9	-	-	-	-	1	-	-	-	2	12
Provision (benefit)	104	762	(1)	(8)	(21)	(68)	135	15	5	26	949
Ending Balance	$346	$341	$59	$98	$400	$234	$228	$98	$11	$9	$1,824

Ending balance:
individually evaluated for impairment	$185	$13	$-	$-	$-	$-	$121	$-	$-	$-	$319

Ending balance:
collectively evaluated for impairment	$161	$328	$59	$98	$400	$234	$107	$98	$11	$9	$1,505

Loans

Ending Balance	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

Ending balance:
individually evaluated for impairment	$898	$13	$-	$-	$314	$-	$1,168	$1,269	$-	$-	$3,662

Ending balance:
collectively evaluated for impairment	$61,715	$17,105	$10,816	$13,037	$25,085	$10,137	$10,773	$9,387	$629	$451	$159,135

Further information pertaining to the allowance for loan losses at December 31, 2010 follows:

	Residential		Commercial				Construction
	One-to-four family	Home equity loans and lines of credit	One-to-four family investment property	Multi-family real estate	Commercial real estate	Commercial business	One-to-four family	Multi-family	Non- residential	Consumer	Total
	(In thousands)

Allowance for loan losses

Ending Balance	$233	$320	$60	$106	$431	$304	$93	$83	$6	$15	$1,651

Ending balance:
individually evaluated for impairment	$-	$36	$-	$-	$-	$-	$-	$-	$-	$-	$36

Ending balance:
collectively evaluated for impairment	$233	$284	$60	$106	$431	$304	$93	$83	$6	$15	$1,615

Loans

Ending Balance	$70,685	$17,305	$11,892	$14,121	$27,688	$12,475	$16,725	$7,730	$733	$726	$180,080

Ending balance:
individually evaluated for impairment	$208	$45	$-	$-	$-	$-	$-	$-	$-	$-	$253

Ending balance:
collectively evaluated for impairment	$70,477	$17,260	$11,892	$14,121	$27,688	$12,475	$16,725	$7,730	$733	$726	$179,827

The following is a summary of past-due and non-accrual loans at December 31, 2011:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One-to-four family	$431	$175	$391	$997	$61,616	$62,613	$-	$683
Home equity loans and lines of credit	-	-	-	-	17,118	17,118	-	13

Commercial loans:
One-to-four family investment property	-	-	-	-	10,816	10,816	-	-
Multi-family real estate	-	-	-	-	13,037	13,037	-	-
Commercial real estate	314	-	-	314	25,085	25,399	-	-
Commercial business	-	-	-	-	10,137	10,137	-	-

Construction loans:
One-to-four family	-	100	1,168	1,268	10,673	11,941	-	1,168
Multi-family	-	-	-	-	10,656	10,656	-	1,269
Non-residential	-	-	-	-	629	629	-	-

Consumer	4	-	-	4	447	451	-	-

Total	$749	$275	$1,559	$2,583	$160,214	$162,797	$–	$3,133

The following is a summary of past-due and non-accrual loans at December 31, 2010:

	Loans delinquent for:						90 days
			90 days	Total	Total	Total	or more	Non-accrual
	30 - 59 Days	60 - 89 Days	or more	Past Due	Current	Loans	and accruing	Loans
	(In thousands)

Residential loans:
One-to-four family	$391	$138	$-	$529	$70,156	$70,685	$-	$-
Home equity loans and lines of credit	19	-	45	64	17,241	17,305	-	45

Commercial loans:
One-to-four family investment property	-	-	-	-	11,892	11,892	-	-
Multi-family real estate	-	-	-	-	14,121	14,121	-	-
Commercial real estate	314	-	-	314	27,374	27,688	-	-
Commercial business	-	-	-	-	12,475	12,475	-	-

Construction loans:
One-to-four family	-	-	-	-	16,725	16,725	-	-
Multi-family	-	-	-	-	7,730	7,730	-	-
Non-residential	-	-	-	-	733	733	-	-

Consumer	9	1	-	10	716	726	-	-

Total	$733	$139	$45	$917	$179,163	$180,080	$-	$45

The following is an analysis of impaired loans at December 31, 2011:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One-to-four family	$-	$-	$-	$16	$-
Home equity loans and lines of credit	-	-	-	-	-
Commercial loans:
One-to-four family investment property	-	-	-	-	-
Multi-family real estate	-	-	-	-	-
Commercial real estate	314	314	-	145	10
Commercial business	-	-	-	63	42
Construction loans:
One-to-four family	732	732	-	225	-
Multi-family	1,269	1,269	-	448	62
Non-residential	-	-	-	-	-
Consumer	-	-	-	-	-

Total impaired with no related allowance	$2,315	$2,315	$-	$897	$114

Impaired loans with a valuation allowance

Residential loans:
One-to-four family	$898	$898	$185	$297	$7
Home equity loans and lines of credit	13	13	13	182	1
Commercial loans:
One-to-four family investment property	-	-	-	-	-
Multi-family real estate	-	-	-	-	-
Commercial real estate	-	-	-	-	-
Commercial business	-	-	-	-	-
Construction loans:
One-to-four family	436	436	121	226	19
Multi-family	-	-	-	-	-
Non-residential	-	-	-	-	-
Consumer	-	-	-	-	-

Total with an allowance recorded	$1,347	$1,347	$319	$705	$27

No additional funds are committed to be advanced in connection with impaired loans.

The following is an analysis of impaired loans at December 31, 2010:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized
(In thousands)

Impaired loans without a valuation allowance

Residential loans:
One-to-four family	$208	$208	$-	$210	$9
Home equity loans and lines of credit	-	-	-	-	-
Commercial loans:
One-to-four family investment property	-	-	-	-	-
Multi-family real estate	-	-	-	-	-
Commercial real estate	-	-	-	-	-
Commercial business	-	-	-	-	-
Construction loans:
One-to-four family	-	-	-	-	-
Multi-family	-	-	-	-	-
Non-residential	-	-	-	-	-
Consumer	-	-	-	-	-

Total impaired with no related allowance	$208	$208	$-	$210	$9

Impaired loans with a valuation allowance

Residential loans:
One-to-four family	$-	$-	$-	$189	$-
Home equity loans and lines of credit	45	45	36	129	1
Commercial loans:
One-to-four family investment property	-	-	-	-	-
Multi-family real estate	-	-	-	-	-
Commercial real estate	-	-	-	-	-
Commercial business	-	-	-	-	-
Construction loans:
One-to-four family	-	-	-	-	-
Multi-family	-	-	-	-	-
Non-residential	-	-	-	-	-
Consumer	-	-	-	2	-

Total with an allowance recorded	$45	$45	$36	$320	$1

As of December 31, 2011 the Company has one loan that has been modified and classified as a troubled debt restructure.  The pre-modification outstanding recorded investment of this loan was $312,000 and the post-modification outstanding recorded investment was $315,000.  At December 31, 2011 this loan has a recorded investment of $313,000 and is in default of its modified terms.  This modification did not result in a material impact to the allowance for loan loss account.

The following table presents the Company’s loans by risk rating:

	Residential		Commercial				Construction
	One-to-four family	Home equity loans and lines of credit	One-to-four family investment property	Multi-family real estate	Commercial real estate	Commercial business	One-to-four family	Multi-family	Non- residential	Consumer	Total
	(In thousands)
At December 31, 2011

Classification:
Not formally rated	$61,715	$17,105	$-	$-	$-	$-	$-	$-	$-	$451	$79,271
Pass	-	-	10,816	13,037	21,643	9,208	10,773	9,387	139	-	75,003
Special mention	-	-	-	-	458	289	-	-	-	-	747
Substandard	898	13	-	-	3,298	640	1,168	1,269	490	-	7,776
Doubtful	-	-	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-	-	-
Total loans	$62,613	$17,118	$10,816	$13,037	$25,399	$10,137	$11,941	$10,656	$629	$451	$162,797

At December 31, 2010

Classification:
Not formally rated	$70,477	$17,260	$-	$-	$-	$-	$-	$-	$-	$726	$88,463
Pass	-	-	11,495	14,121	24,119	12,475	16,725	7,730	733	-	87,398
Special mention	-	-	397	-	3,569	-	-	-	-	-	3,966
Substandard	208	45	-	-	-	-	-	-	-	-	253
Doubtful	-	-	-	-	-	-	-	-	-	-	-
Loss	-	-	-	-	-	-	-	-	-	-	-
Total loans	$70,685	$17,305	$11,892	$14,121	$27,688	$12,475	$16,725	$7,730	$733	$726	$180,080

Credit Quality Information

The Company utilizes an eleven grade internal loan rating system for commercial real estate, construction and residential mortgages and commercial business loans as follows:

Loans rated 1 - 5:  Loans in these categories are considered “pass” rated loans with low to average risk.

Loans rated 6:  Loans in this category are considered “marginally acceptable.”  These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 6.5:  Loans in this category are considered “management attention.”  These loans are placed on a “watch list” and are being closely monitored by management because of some borrower management weaknesses and non-monetary defaults.

Loans rated 7:  Loans in this category are considered “special mention.”  These loans are starting to show signs of potential weakness and are being closely monitored by management.

Loans rated 8:  Loans in this category are considered “substandard.”  These loans have a well defined weakness that jeopardize the liquidation of the debt and is inadequately protected by the current sound worth and paying capacity of the borrower or pledged collateral. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Loans rated 9:  Loans in this category are considered “doubtful.”  Loans classified as doubtful have all the weaknesses inherent in those classified substandard with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, highly questionable and improbable.

Loans rated 10:  Loans in this category are considered uncollectible “loss” and it has been determined uncollectible and the chance of loss in inevitable. Loans in this category will be charged-off.

On an annual basis, or more often if needed, the Company formally reviews the ratings on all commercial real estate, construction and commercial business loans.

Loans serviced for others and mortgage servicing rights

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of mortgage loans serviced for others were $57,948,000 and $45,028,000 at December 31, 2011 and 2010, respectively.

The risks inherent in the mortgage servicing assets relate primarily to changes in prepayments that result from shifts in mortgage interest rates. The fair value of servicing rights was $493,000 at December 31, 2011 and was determined using the moving average 10-year U.S. Treasury rate plus 5.0%, adjusted to reflect the current credit spreads and conditions in the market, as a discount rate. Prepayment assumptions, which are impacted by loan rates and terms, are calculated using a moving average of prepayment data published by the Securities Industry and Financial Markets Association, an independent third party proprietary analysis of prepayment rates embedded in liquid mortgage securities markets and modeled against the serviced loan portfolio by the independent third party valuation specialist.

The following summarizes mortgage servicing rights capitalized and amortized:

	Years Ended
	December 31,
	2011	2010
	(In thousands)

Mortgage servicing rights:
Balance at beginning of period	$424	$183
Additions	186	345
Disposals	-	-
Amortization	(135)	(104)
Balance at end of period	475	424

Valuation allowances:
Balance at beginning of period	4	-
Additions	55	33
Recoveries	(42)	(29)
Write-downs	-	-
Balance at end of period	17	4

Mortgage servicing assets, net	$458	$420

Fair value of mortgage servicing assets	$493	$461